MANAGED PORTFOLIO SERIES
(the “Trust”)

The Olstein All Cap Value Fund
The Olstein Strategic Opportunities Fund
(the “Funds”)

Supplement dated May 23, 2019 to the
Prospectus for the Funds dated July 14, 2018, as revised September 14, 2018,
October 28, 2018 and December 7, 2018

Effective immediately, the disclosure under the “Adviser Class Shares” starting on page 32 of the Prospectus is amended to add the following language after the first paragraph of that section:

“Adviser Class shares may also be available on brokerage platforms of firms that have agreements with the Trust to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Adviser Class shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Funds are available in other share classes that have different fees and expenses.”

This supplement should be retained with your Prospectus for future reference.

MANAGED PORTFOLIO SERIES
(the “Trust”)

The Olstein All Cap Value Fund
The Olstein Strategic Opportunities Fund
(the “Funds”)

Supplement dated May 23, 2019 to the
Statement of Additional Information (“SAI”) for the Funds dated July 14, 2018, as revised September 14, 2018, October 28, 2018 and December 7, 2018

Effective immediately, the third paragraph under the “Portfolio Holdings Information” starting on page 50 of the SAI is revised as follows:

“Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. OCM will also disclose each Fund’s top ten holdings and the percentage of the portfolio each holding comprises, publicly on the Funds’ website on a quarterly basis, approximately 10 business days after each quarter end.”

This supplement should be retained with your SAI for future reference.